Initial Purchase Price Allocation and Subsequent Purchase Price Adjustments for Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Assets acquired:
Accounts receivable	$ 24,833	$ 9,332	$ 908
Inventories	29,102	7,908	447
Prepaid expenses	1,541	69	(575)
Deferred income taxes	5,679	468
Plant and equipment	28,929	5,376	408
Intangible and other assets	59,576	35,094	4,198
Goodwill	68,144	8,715	2,891
Business Acquisition, Purchase Price Allocation, Assets Acquired, Total	217,804	66,962	8,277
Liabilities assumed:
Notes payable	1,887
Accounts payable, trade	7,189	2,440	531
Accrued payrolls and other compensation	3,672	765	219
Accrued domestic and foreign taxes	2,882	215	(91)
Other accrued liabilities	5,984	1,500	2,587
Long-term debt	4,365
Pensions and other postretirement benefits	11,396
Deferred income taxes	24,062	1,815	(420)
Other liabilities	111
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Total	61,548	6,735	2,826
Net assets acquired	$ 156,256	$ 60,227	$ 5,451